Related Party Transactions - Compensation to Key Management (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Related Party Transactions
Management and director fees	$ 525	$ 508	$ 1,607	$ 1,490
Share-based compensation	906	1,010	2,767	3,573
Total	$ 1,431	$ 1,518	$ 4,374	$ 5,063